Investment Risks	Jun. 08, 2026
CoinShares Bitcoin Volatility ETF | Bitcoin Volatility Index Investing Risk [Member]
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Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

CoinShares Bitcoin Volatility ETF | Bitcoin Investing Risk [Member]
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Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility ETF | Bitcoin Volatility Futures Contracts Risk [Member]
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Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the performance of the Bitcoin Volatility Index. Further, if the Bitcoin Volatility Index futures market is in a period of contango, if prices of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) reducing the Fund’s exposure relative to its investment objective, by an amount reflecting prevailing price limits.

CoinShares Bitcoin Volatility ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility ETF | Aggressive Investment Risk [Member]
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Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

CoinShares Bitcoin Volatility ETF | Correlation Risk [Member]
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Correlation Risk. A number of other factors may adversely affect the Fund’s correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its investment objective. There is no assurance that the returns of the Fund will match those of the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility ETF | Tax Quarter Rebalancing Risk [Member]
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Tax Quarter Rebalancing Risk. The Fund normally will seek to maintain exposure to the Bitcoin Volatility Index. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its desired exposure to the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may have investment exposure to the Bitcoin Volatility Index that is greater or less than intended. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

CoinShares Bitcoin Volatility ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

CoinShares Bitcoin Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

CoinShares Bitcoin Volatility ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

CoinShares Bitcoin Volatility ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

CoinShares Bitcoin Volatility ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

CoinShares Bitcoin Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

CoinShares Bitcoin Volatility ETF | Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

CoinShares Bitcoin Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

CoinShares Bitcoin Volatility ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

CoinShares Bitcoin Volatility ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

CoinShares Bitcoin Volatility ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CoinShares Bitcoin Volatility ETF | Credit Risk [Member]
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Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CoinShares Bitcoin Volatility ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

CoinShares Bitcoin Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

CoinShares Bitcoin Volatility ETF | Digital Asset Regulatory Risk [Member]
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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

CoinShares Bitcoin Volatility ETF | Frequent Trading Risk [Member]
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Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

CoinShares Bitcoin Volatility ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

CoinShares Bitcoin Volatility ETF | Investment Capacity Risk [Member]
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Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

If the Fund is unable to obtain sufficient exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

CoinShares Bitcoin Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

CoinShares Bitcoin Volatility ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

CoinShares Bitcoin Volatility ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

CoinShares Bitcoin Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

CoinShares Bitcoin Volatility ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

CoinShares Bitcoin Volatility ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

CoinShares Bitcoin Volatility ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

CoinShares Bitcoin Volatility ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

CoinShares Bitcoin Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

CoinShares Bitcoin Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

CoinShares Bitcoin Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

CoinShares Bitcoin Volatility ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

CoinShares Bitcoin Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares will change in value, and you could lose money by investing in the Fund.
CoinShares Bitcoin Volatility ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
CoinShares Bitcoin Volatility ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

CoinShares Bitcoin Volatility Leveraged ETF | Bitcoin Volatility Index Investing Risk [Member]
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Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

CoinShares Bitcoin Volatility Leveraged ETF | Bitcoin Investing Risk [Member]
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Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility Leveraged ETF | Bitcoin Volatility Futures Contracts Risk [Member]
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Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.

For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index. Further, if the Bitcoin Volatility Index futures market is in a period of contango, if levels of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index levels, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 1.5x investment objective, by an amount reflecting prevailing price limits.

CoinShares Bitcoin Volatility Leveraged ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility Leveraged ETF | Aggressive Investment Risk [Member]
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Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

CoinShares Bitcoin Volatility Leveraged ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

CoinShares Bitcoin Volatility Leveraged ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

CoinShares Bitcoin Volatility Leveraged ETF | Derivatives Risk [Member]
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Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility Leveraged ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

CoinShares Bitcoin Volatility Leveraged ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the level of the Bitcoin Volatility Index for a single day. The level of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility Leveraged ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

CoinShares Bitcoin Volatility Leveraged ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

CoinShares Bitcoin Volatility Leveraged ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

CoinShares Bitcoin Volatility Leveraged ETF | Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

CoinShares Bitcoin Volatility Leveraged ETF | Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

CoinShares Bitcoin Volatility Leveraged ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

CoinShares Bitcoin Volatility Leveraged ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

CoinShares Bitcoin Volatility Leveraged ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

CoinShares Bitcoin Volatility Leveraged ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CoinShares Bitcoin Volatility Leveraged ETF | Credit Risk [Member]
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Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CoinShares Bitcoin Volatility Leveraged ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

CoinShares Bitcoin Volatility Leveraged ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

CoinShares Bitcoin Volatility Leveraged ETF | Digital Asset Regulatory Risk [Member]
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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

CoinShares Bitcoin Volatility Leveraged ETF | Frequent Trading Risk [Member]
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Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

CoinShares Bitcoin Volatility Leveraged ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

CoinShares Bitcoin Volatility Leveraged ETF | Investment Capacity Risk [Member]
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Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

CoinShares Bitcoin Volatility Leveraged ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

CoinShares Bitcoin Volatility Leveraged ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

CoinShares Bitcoin Volatility Leveraged ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

CoinShares Bitcoin Volatility Leveraged ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

CoinShares Bitcoin Volatility Leveraged ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

CoinShares Bitcoin Volatility Leveraged ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

CoinShares Bitcoin Volatility Leveraged ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

CoinShares Bitcoin Volatility Leveraged ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

CoinShares Bitcoin Volatility Leveraged ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

CoinShares Bitcoin Volatility Leveraged ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

CoinShares Bitcoin Volatility Leveraged ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

CoinShares Bitcoin Volatility Leveraged ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

CoinShares Bitcoin Volatility Leveraged ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from one and a half times (1.5x) the daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase. Investors should actively manage and monitor their investments, as frequently as daily.

CoinShares Bitcoin Volatility Leveraged ETF | Leveraged Correlation Risk [Member]
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Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (1.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from one and a half times (1.5x) the performance of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after 1.5x correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

CoinShares Bitcoin Volatility Leveraged ETF | Target Exposure and Rebalancing Risks [Member]
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Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index at 150%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 1.5x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of one and a half times (1.5x) the daily change of the Bitcoin Volatility Index, before fees and expenses.

CoinShares Bitcoin Volatility Leveraged ETF | Leverage Risk [Member]
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Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

If the Fund is unable to obtain sufficient leveraged exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

CoinShares Bitcoin Volatility Leveraged ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares will change in value, and you could lose money by investing in the Fund.
CoinShares Bitcoin Volatility Leveraged ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
CoinShares Bitcoin Volatility Leveraged ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

CoinShares Bitcoin Volatility Inverse ETF | Bitcoin Volatility Index Investing Risk [Member]
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Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. Investors should actively manage and monitor their investments, as frequently as daily. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

CoinShares Bitcoin Volatility Inverse ETF | Bitcoin Investing Risk [Member]
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Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

• Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

• The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

• A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

• Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

• Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

• Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

• A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

• In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility Inverse ETF | Bitcoin Volatility Futures Contracts Risk [Member]
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Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index. While the presence of contango may positively affect the performance of the Fund, the presence of backwardation will adversely affect the performance of the Fund. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of backwardation, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its inverse (-0.5x) investment objective, by an amount reflecting prevailing price limits.

CoinShares Bitcoin Volatility Inverse ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally buy back its short position and sell a new Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

Because the Fund holds short positions in Bitcoin Volatility Futures Contracts, contango conditions (where longer-dated contracts are priced higher than near-term contracts) may benefit the Fund’s rolling activity, as the Fund buys back expiring contracts at lower prices and sells new contracts at higher prices. Conversely, backwardation conditions (where longer-dated contracts are priced lower than near-term contracts) may adversely affect the Fund’s rolling activity. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin Volatility Futures Contracts have historically reflected significant costs associated with rolling futures contracts on a regular basis. While contango may benefit the Fund’s rolling activity, other factors such as daily rebalancing, compounding effects, and transaction costs may offset these benefits over time. Both contango and backwardation would affect the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility Inverse ETF | Aggressive Investment Risk [Member]
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Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

CoinShares Bitcoin Volatility Inverse ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the daily changes in the level of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

CoinShares Bitcoin Volatility Inverse ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

CoinShares Bitcoin Volatility Inverse ETF | Derivatives Risk [Member]
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Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

CoinShares Bitcoin Volatility Inverse ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

CoinShares Bitcoin Volatility Inverse ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts for a single day. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

CoinShares Bitcoin Volatility Inverse ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

CoinShares Bitcoin Volatility Inverse ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

CoinShares Bitcoin Volatility Inverse ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

CoinShares Bitcoin Volatility Inverse ETF | Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

CoinShares Bitcoin Volatility Inverse ETF | Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

CoinShares Bitcoin Volatility Inverse ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

CoinShares Bitcoin Volatility Inverse ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

CoinShares Bitcoin Volatility Inverse ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

CoinShares Bitcoin Volatility Inverse ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CoinShares Bitcoin Volatility Inverse ETF | Credit Risk [Member]
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Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CoinShares Bitcoin Volatility Inverse ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

CoinShares Bitcoin Volatility Inverse ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

CoinShares Bitcoin Volatility Inverse ETF | Digital Asset Regulatory Risk [Member]
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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

CoinShares Bitcoin Volatility Inverse ETF | Frequent Trading Risk [Member]
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Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

CoinShares Bitcoin Volatility Inverse ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

CoinShares Bitcoin Volatility Inverse ETF | Investment Capacity Risk [Member]
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Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

CoinShares Bitcoin Volatility Inverse ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

CoinShares Bitcoin Volatility Inverse ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

CoinShares Bitcoin Volatility Inverse ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

CoinShares Bitcoin Volatility Inverse ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

CoinShares Bitcoin Volatility Inverse ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

CoinShares Bitcoin Volatility Inverse ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

CoinShares Bitcoin Volatility Inverse ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

CoinShares Bitcoin Volatility Inverse ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

CoinShares Bitcoin Volatility Inverse ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

CoinShares Bitcoin Volatility Inverse ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

CoinShares Bitcoin Volatility Inverse ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

CoinShares Bitcoin Volatility Inverse ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

CoinShares Bitcoin Volatility Inverse ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the inverse (-0.5x) daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase.

CoinShares Bitcoin Volatility Inverse ETF | Leveraged Correlation Risk [Member]
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Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged (-0.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the inverse (-0.5x) the returns of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after inverse (-0.5x) correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

CoinShares Bitcoin Volatility Inverse ETF | Target Exposure and Rebalancing Risks [Member]
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Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index necessary to achieve its investment objective. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target inverse (-0.5x) exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of the inverse (-0.5x) daily performance of the Bitcoin Volatility Index, before fees and expenses.

CoinShares Bitcoin Volatility Inverse ETF | Leverage Risk [Member]
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Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

If the Fund is unable to obtain sufficient leveraged exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

CoinShares Bitcoin Volatility Inverse ETF | Inverse Correlation Risk [Member]
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Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when the level of the Bitcoin Volatility Index rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of the Bitcoin Volatility Index may result in the total loss or almost total loss of an investor’s investment, even if the level of the Bitcoin Volatility Index subsequently moves lower. Like leveraged funds, inverse funds may be considered to be aggressive. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in long positions.

CoinShares Bitcoin Volatility Inverse ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares will change in value, and you could lose money by investing in the Fund.
CoinShares Bitcoin Volatility Inverse ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
CoinShares Bitcoin Volatility Inverse ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.